12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%	34.00%
Tax Reform Act Impact	0.00%	(13.00%)	0.00%
Tax effect of S corporation status	(0.40%)	2.90%	74.60%
Tax exempt income	(5.10%)	(9.80%)	(24.20%)
Miscellaneous	0.10%	0.70%	(0.90%)
Effective Income Tax Rate Reconciliation, Percent	15.60%	14.80%	83.50%